S000074555 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
iShares MSCI China Multisector Tech ETF | iShares MSCI China Multisector Tech ETF
Prospectus [Line Items]
Annual Return [Percent]	9.08%	(5.69%)